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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2008
                                      TO
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2007 (as supplemented) for the PrimElite III/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following immediately above the "Market Timing" heading:

    Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit -- Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

2. PURCHASE

In the "PURCHASE" section, replace the second-to-last sentence in the second paragraph under the "Allocation of Purchase Payments" heading with the following:

    If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the section titled "Certain Payments We Receive with Regard to the Investment Portfolios" with the following:

    CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS.

    An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.

    Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

                                                               SUPP-PEIII0408NY

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    We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

    Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and "Other Information -- Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

    We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.

    In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

    We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information -- Distributor.")

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    WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY
    PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

Replace the sections titled "AllianceBernstein Variable Products Series Fund, Inc. (Class B)" through "Legg Mason Partners Variable Equity Trust" with the following:

    AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

    American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

        American Funds Bond Fund
        American Funds Global Growth Fund
        American Funds Global Small Capitalization Fund
        American Funds Growth Fund
        American Funds Growth-Income Fund

    FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

    Fidelity(R) Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolio is available under the contract:

        Mid Cap Portfolio

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

    Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund; Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:

        Franklin Income Securities Fund
        Mutual Shares Securities Fund
        Templeton Growth Securities Fund

    LEGG MASON PARTNERS VARIABLE EQUITY TRUST

    Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

        Legg Mason Partners Variable Aggressive Growth Portfolio (Class I)
        Legg Mason Partners Variable Appreciation Portfolio (Class I)
        Legg Mason Partners Variable Capital Portfolio (formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- All Cap Growth and Value)
        Legg Mason Partners Variable Capital and Income Portfolio (Class II) Legg Mason Partners Variable Dividend Strategy Portfolio
        Legg Mason Partners Variable Fundamental Value Portfolio (Class I)
        Legg Mason Partners Variable Global Equity Portfolio (formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Global All Cap Growth and Value)
        Legg Mason Partners Variable Investors Portfolio (Class I)
        Legg Mason Partners Variable Large Cap Growth Portfolio (Class I)
        Legg Mason Partners Variable Small Cap Growth Portfolio (Class I)
        Legg Mason Partners Variable Social Awareness Portfolio

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    LEGG MASON PARTNERS VARIABLE INCOME TRUST

    Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:

        Legg Mason Partners Variable Adjustable Rate Income Portfolio
        Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I) Legg Mason Partners Variable Money Market Portfolio

    MET INVESTORS SERIES TRUST

    Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        Met/AIM Capital Appreciation Portfolio (Class A)
        Met/AIM Small Cap Growth Portfolio (Class B)
        MFS(R) Research International Portfolio (Class B)
        Oppenheimer Capital Appreciation Portfolio (Class B)
        Pioneer Fund Portfolio (Class A)
        Pioneer Strategic Income Portfolio (Class A)

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        FI Large Cap Portfolio (Class A)
        FI Value Leaders Portfolio (Class D)
        Jennison Growth Portfolio (Class B)
        Julius Baer International Stock Portfolio (Class B) (formerly FI International Stock Portfolio)
        MFS(R) Total Return Portfolio (Class F)
        MFS(R) Value Portfolio (Class A)
        Oppenheimer Global Equity Portfolio (Class B)
        T. Rowe Price Large Cap Growth Portfolio (Class B)
        Western Asset Management U.S. Government Portfolio (Class B)

    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

    Pioneer Variable Contracts Trust is a trust with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

        Pioneer Mid Cap Value VCT Portfolio

    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

    The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following Class I or Class II, as noted, portfolios are available under the contract:

        Equity and Income Portfolio (Class II)
        U.S. Real Estate Portfolio (Class I)

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    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

    Van Kampen Life Investment Trust is a trust with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolios are available under the contract:

        Comstock Portfolio
        Growth and Income Portfolio

    LEGG MASON PARTNERS VARIABLE EQUITY TRUST

    In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.)

        Legg Mason Partners Variable Lifestyle Allocation 50%
        Legg Mason Partners Variable Lifestyle Allocation 70%
        Legg Mason Partners Variable Lifestyle Allocation 85%

In the "Market Timing" subsection of the "Transfers" section, replace the list of Monitored Portfolios with the following:

    the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Templeton Growth Securities Fund, the Legg Mason Partners Variable Global Equity Portfolio, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Legg Mason Partners Variable Global High Yield Bond Portfolio, the Met/AIM Small Cap Growth Portfolio, the MFS(R) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Julius Baer International Stock Portfolio, and the Oppenheimer Global Equity Portfolio

4. EXPENSES

In the "EXPENSES" section, add the following in the "Withdrawal Charge" section, immediately above the "Free Withdrawal Amount" heading:

    A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.

5. DEATH BENEFIT

In the "DEATH BENEFIT" section, replace the "Spousal Continuation" section with the following:

    SPOUSAL CONTINUATION

    If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.

    For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.

    Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").

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6. OTHER INFORMATION

In the "OTHER INFORMATION" section, replace the first sentence under the "Distributor" heading with the following:

    We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

At the end of the first paragraph under the "Requests and Elections" heading, add the following:

    If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

7. APPENDIX A

At the end of APPENDIX A, replace the first paragraph under the "Discontinued Investment Portfolios" heading with the following:

    DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Capital and Income Portfolio (Class I) (closed effective April 30, 2007) and Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12,
    2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Lazard Mid-Cap Portfolio (Class
    B) (closed effective April 30, 2007), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007); (c) Metropolitan Series Fund, Inc.: BlackRock Bond Income Portfolio (Class E) (closed effective May 1, 2006).

Before the last paragraph in the "Discontinued Investment Portfolios" section, add the following:

    Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Growth Portfolio (Class B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund,
    Inc.: Jennison Growth Portfolio (Class B).

    Effective as of April 28, 2008, Met Investors Series Trust: MFS(R) Value Portfolio (Class A) merged into Metropolitan Series Fund, Inc.: MFS(R) Value Portfolio (Class A).

8. APPENDIX B

Replace Appendix B with the following:

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS BOND FUND

INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks to maximize current income and preserve capital, by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks capital appreciation and income.

FIDELITY(R)/ /VARIABLE INSURANCE PRODUCTS

Fidelity(R)/ /Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. is the subadviser. The following Service Class 2 portfolio is available under the contract:

MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund; Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

TEMPLETON GROWTH SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Growth Securities Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital appreciation.

                                      B-1

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LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON PARTNERS VARIABLE CAPITAL PORTFOLIO
(formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- All Cap Growth and Value)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital Portfolio seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO (CLASS II)

SUBADVISERS: ClearBridge Advisors, LLC and Western Asset Management Company

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital and Income Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Dividend Strategy Portfolio seeks capital appreciation, principally through investments in dividend-paying stocks.

LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Fundamental Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO (formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Global All Cap Growth and Value)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global Equity Portfolio seeks long-term capital growth; dividend income, if any, is incidental to this goal.

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Investors Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Large Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

SUBADVISER: Legg Mason Investment Counsel, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Adjustable Rate Income Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.


                                      B-2

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LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)

SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS A)

SUBADVISER: Invesco Aim Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Capital Appreciation Portfolio seeks capital appreciation.

MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Invesco Aim Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B) SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

INVESTMENT OBJECTIVE: The MFS(R)/ /Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to each portfolio. The following portfolios are available under the contract:

FI LARGE CAP PORTFOLIO (CLASS A)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Large Cap Portfolio seeks long-term growth of capital.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

JULIUS BAER INTERNATIONAL STOCK PORTFOLIO (CLASS B)
(formerly FI International Stock Portfolio)

SUBADVISER: Julius Baer Investment Management, LLC (formerly Fidelity Management & Research Company)

INVESTMENT OBJECTIVE: The Julius Baer International Stock Portfolio seeks long-term growth of capital.

MFS(R)/ /TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R)/ /Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R)/ /VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R)/ /Value Portfolio seeks capital appreciation and reasonable income.


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
OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following portfolios are available under the contract:

EQUITY AND INCOME PORTFOLIO (CLASS II)

INVESTMENT OBJECTIVE: The Equity and Income Portfolio seeks both capital appreciation and current income.

U.S. REAL ESTATE PORTFOLIO (CLASS I)

INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks above average current income and long-term capital appreciation.

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolios are available under the contract:

COMSTOCK PORTFOLIO

INVESTMENT OBJECTIVE: The Comstock Portfolio seeks capital growth and income.

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Growth and Income Portfolio seeks long-term growth of capital and income.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Adviser is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70%

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 70% seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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